Property, plant and equipment - Additional Information (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021		Dec. 31, 2020
Disclosure of detailed information about property, plant and equipment [line items]
Right of use assets	$ 963,993,000	$ 520,651,000	[1]
IHS Brasil Cesso de Infraestruturas S.A.
Disclosure of detailed information about property, plant and equipment [line items]
Indirect taxes benefit	900,000	400,000		$ 800,000
Towers and tower equipment
Disclosure of detailed information about property, plant and equipment [line items]
Borrowing costs capitalized	0
Towers and tower equipment
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, value of asset retirement obligation	50,500,000	48,600,000		21,800,000
Towers under rationalization program agreed with Key Customer
Disclosure of detailed information about property, plant and equipment [line items]
Recoverable amount		0
Vehicles
Disclosure of detailed information about property, plant and equipment [line items]
Right of use assets	$ 3,500,000	$ 1,800,000		$ 1,300,000

[1]	Re-presented to reflect the measurement period adjustments in respect of updates to the accounting for the acquisition of I-Systems Soluções de Infraestrutura S.A. in November 2021 (refer to note 31).